AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.9%
Long-Term Municipal Bonds - 101.9%
Alabama - 2.1%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The))
Series 2015
5.00%, 6/01/28	$3,905	$4,610,438
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group)
Series 2016A
5.00%, 2/01/25	2,110	2,437,345
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	11,235	12,074,929
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)(b)	2,260	2,449,072

		21,571,784

American Samoa - 0.3%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (b)	295	329,323
7.125%, 9/01/38 (b)	820	902,705
Series 2015A
6.625%, 9/01/35	1,335	1,417,223

		2,649,251

Arizona - 2.5%
Arizona State University (Arizona State University COP)
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,042,561
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,566,896
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21	1,135	1,175,134
5.00%, 7/01/21 (Pre-refunded/ETM)	630	651,861
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,419,209
State of Arizona Lottery Revenue
5.00%, 7/01/28 (c)	5,000	6,329,100
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,200	1,213,032

		25,397,793

	Principal Amount (000)	U.S. $ Value
California - 2.2%
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC)
7.50%, 12/01/40 (a)(b)	$250	$257,905
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	1,775	1,798,146
State of California
Series 2011
5.00%, 10/01/20	5,000	5,234,350
Series 2012
5.00%, 9/01/20	9,305	9,710,140
Series 2014
5.00%, 8/01/22-5/01/25	4,250	4,942,368

		21,942,909

Colorado - 5.0%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)(b)	1,510	1,625,892
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	393,855
Series 2012A
5.00%, 11/15/24-11/15/25 (d)	13,395	14,940,536
Series 2018A
5.00%, 12/01/28-12/01/29	16,555	20,873,367
Denver City & County School District No. 1
Series 2014B
5.00%, 12/01/23 (d)	4,730	5,505,815
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	5,906,130
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/20 (a)(b)	1,310	1,360,081
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	451,484

		51,057,160

Connecticut - 2.9%
City of New Haven CT
Series 2018A
5.50%, 8/01/35	1,920	2,291,290
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,035	5,771,268

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.00%, 3/01/28	$2,230	$2,550,206
Series 2014F
5.00%, 11/15/26	1,275	1,492,846
Series 2015B
5.00%, 6/15/25-6/15/28	7,170	8,531,172
Series 2016A
5.00%, 3/15/32	2,160	2,540,721
Series 2018B
5.00%, 4/15/28	1,440	1,806,653
State of Connecticut Clean Water Fund - State Revolving Fund
Series 2013A
5.00%, 3/01/24	4,360	4,951,565

		29,935,721

District of Columbia - 1.0%
Metropolitan Washington Airports Authority
Series 2018A
5.00%, 10/01/25-10/01/26	8,565	10,379,646

Florida - 7.3%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,315	8,090,390
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	1,794,270
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	11,332,251
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	1,565	1,690,560
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	21,637,805
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax)
Series 2012A
5.00%, 10/01/23	1,500	1,672,155
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	3,909,163
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	2,980	2,840,536
Florida Development Finance Corp. (Waste Pro USA, Inc.)
5.00%, 5/01/29 (a)(b)	455	497,588
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,112,183
Series 2015B
5.00%, 10/01/23	1,500	1,729,815

	Principal Amount (000)	U.S. $ Value
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/33	$4,000	$4,818,680
JEA Water & Sewer System Revenue
NATL Series 2006B
3.93% (CPI + 0.98%), 10/01/20 (e)	2,695	2,721,707
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	1,900	1,934,466
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28	1,000	1,165,460
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/25	4,500	5,424,525

		74,371,554

Georgia - 2.9%
Augusta Development Authority (AU Health System Obligated Group)
Series 2018
5.00%, 7/01/34-7/01/35	9,555	11,218,204
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,038,880
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	9,370	10,232,321
Series 2018C
4.00%, 8/01/48	6,850	7,507,463

		29,996,868

Guam - 0.0%
Territory of Guam
5.00%, 11/15/31	170	196,816

Illinois - 7.4%
Chicago Board of Education
Series 2010
6.319%, 11/01/29	1,040	1,134,900
Series 2018A
5.00%, 12/01/27	1,200	1,379,508
Chicago Housing Authority
Series 2018A
5.00%, 1/01/34-1/01/38	8,760	10,331,074
Chicago O’Hare International Airport
Series 2015B
5.00%, 1/01/29	5,000	5,843,600
Series 2016C
5.00%, 1/01/33	5,000	5,876,400
Series 2017B
5.00%, 1/01/35	1,475	1,756,150

	Principal Amount (000)	U.S. $ Value
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	$2,500	$2,815,250
5.50%, 1/01/25	2,250	2,575,890
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/20-2/15/24	6,355	6,709,659
Sangamon County Water Reclamation District
Series 2011A
5.00%, 1/01/21	2,170	2,268,648
State of Illinois
Series 2013
5.00%, 7/01/23	1,670	1,819,582
Series 2013A
5.00%, 4/01/20	4,080	4,164,048
Series 2014
5.00%, 5/01/30	4,180	4,533,670
Series 2017B
5.00%, 12/01/24	5,050	5,579,694
Series 2017D
5.00%, 11/01/21-11/01/24	12,420	13,508,711
Series 2018A
5.00%, 10/01/23	2,785	3,048,795
Series 2018B
5.00%, 10/01/23	1,730	1,893,866

		75,239,445

Indiana - 0.8%
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (a)(b)	2,380	2,436,454
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20	2,860	2,905,645
5.00%, 1/01/23 (Pre-refunded/ETM)	2,105	2,261,296

		7,603,395

Iowa - 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	2,250	2,432,385

Kentucky - 2.8%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	4,875	5,439,795
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018C
2.91% (CPI + 1.05%), 12/01/49 (e)	20,000	20,540,600
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25 (Pre-refunded/ETM)	2,275	2,526,638

		28,507,033

	Principal Amount (000)	U.S. $ Value
Louisiana - 4.2%
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34	$1,800	$2,174,778
State of Louisiana
Series 2017B
5.00%, 10/01/31-10/01/32	25,210	31,102,760
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27	6,225	6,842,831
5.00%, 5/01/27 (Pre-refunded/ETM) (a)	2,860	3,158,527

		43,278,896

Maryland - 1.7%
State of Maryland
Series 2014B
5.00%, 8/01/21 (d)	10,000	10,776,600
Series 2017B
5.00%, 8/01/24	5,790	6,875,914

		17,652,514

Massachusetts - 3.5%
Commonwealth of Massachusetts
AGM Series 2006C
2.67% (CPI + 0.88%), 11/01/19 (e)	9,575	9,603,342
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
4.11% (CPI + 1.67%), 6/01/20 (e)	3,450	3,505,441
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	3,592,304
Series 2004C
2.468% (CPI + 0.79%), 7/01/20 (e)	2,650	2,674,353
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
3.00% (CPI + 0.99%), 8/01/22 (e)	3,240	3,346,726
3.791% (CPI + 0.99%), 8/01/23 (e)	2,275	2,368,025
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/28	1,655	2,098,441
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/23	2,475	2,763,709
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,382,883

		35,335,224

	Principal Amount (000)	U.S. $ Value
Michigan - 3.8%
City of Detroit MI
5.00%, 4/01/35-4/01/36	$1,055	$1,164,429
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/21	3,750	4,012,875
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/26-4/01/27	2,735	3,275,178
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,414,523
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
5.00%, 11/15/31	1,785	2,124,525
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 12/31/28-6/30/29	9,090	11,246,543
University of Michigan
Series 2017A
5.00%, 4/01/24	4,000	4,709,320

		38,947,393

Minnesota - 0.1%
Minnesota Higher Education Facilities Authority
Series 2010B
5.00%, 10/01/21 (Pre-refunded/ETM) (a)	1,295	1,303,133

Mississippi - 0.2%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36	1,500	1,709,775

Missouri - 0.2%
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	255	301,936
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36	1,675	1,810,909

		2,112,845

Montana - 0.4%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/31-2/15/33	3,275	3,863,604

	Principal Amount (000)	U.S. $ Value
Nebraska - 1.7%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	$15,000	$16,884,150

Nevada - 0.7%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	787,634
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	1,500	1,548,465
Series 2015B
5.00%, 12/01/20	4,250	4,469,427

		6,805,526

New Jersey - 7.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	1,150	1,286,034
Series 2017B
5.00%, 11/01/20	1,000	1,043,190
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/26-10/01/27	3,810	4,483,523
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,390	5,187,970
Series 2018A
5.00%, 6/15/28-6/15/29	21,670	25,643,859
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	10,000	10,640,800
Series 2014C
5.25%, 6/15/32	2,960	3,346,961
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/23	200	225,414
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	1,600	1,809,072
Series 2014A
5.00%, 1/01/28	4,785	5,613,379
Series 2014C
5.00%, 1/01/23	1,590	1,792,041
Series 2017A
5.00%, 1/01/33	7,300	8,831,248
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/30	4,750	5,725,650

		75,629,141

	Principal Amount (000)	U.S. $ Value
New Mexico - 0.3%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	$2,455	$2,458,584

New York - 12.0%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	4,581,968
Series 2014J
5.00%, 8/01/21	6,100	6,573,726
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24 (Pre-refunded/ETM)	4,065	4,597,759
5.00%, 11/15/25 (Pre-refunded/ETM)	5,000	5,655,300
Series 2012F
5.00%, 11/15/26	3,635	4,051,971
Series 2013A
5.00%, 11/15/26 (Pre-refunded/ETM)	2,300	2,646,495
Series 2013E
5.00%, 11/15/25 (Pre-refunded/ETM)	8,510	9,950,147
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	3,875	4,155,550
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	6,830	7,661,621
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,187,500
Series 2012A
5.00%, 12/15/22 (d)	14,610	16,505,647
Series 2014A
5.00%, 2/15/28	6,565	7,620,258
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,220,110
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,025	18,136,903
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	4,000	4,000,000
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	9,255	11,216,173
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	4,410,881
Series 2013B
5.00%, 11/15/20	4,100	4,314,430

		122,486,439

	Principal Amount (000)	U.S. $ Value
North Carolina - 1.5%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	$6,700	$7,063,609
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/26	6,710	7,994,697

		15,058,306

North Dakota - 0.1%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.375%, 9/15/38 (a)(b)	1,000	973,480

Ohio - 3.1%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/36	5,000	5,797,450
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	3,385	4,021,143
City of Cleveland OH Airport System Revenue
AGM Series 2016B
5.00%, 1/01/23-1/01/24	2,585	2,935,285
City of Cleveland OH Income Tax Revenue
Series 2017B-1
5.00%, 10/01/27-10/01/30	7,585	9,506,169
Series 2017B-2
5.00%, 10/01/29	1,485	1,862,442
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	5,600	6,333,600
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	235	242,050
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	420	432,600
Series 2016B
4.375%, 6/01/33 (a)	825	849,750

		31,980,489

Oregon - 0.8%
Deschutes County Hospital Facilities Authority (St. Charles Memorial Hospital, Inc.)
Series 2016A
4.00%, 1/01/33	1,000	1,082,350

	Principal Amount (000)	U.S. $ Value
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/25 (Pre-refunded/ETM)	$4,605	$4,984,821
Series 2018A
5.00%, 10/01/29	1,910	2,386,774

		8,453,945

Pennsylvania - 4.9%
City of Philadelphia PA
Series 2017
5.00%, 8/01/28	12,990	16,163,067
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/32-10/01/33	2,135	2,596,976
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/34	1,500	1,813,380
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/19 (Pre-refunded/ETM) (a)	475	475,000
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.125%, 7/01/25 (a)	2,060	2,198,782
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/34-6/01/36	7,580	8,926,162
Series 2019
5.00%, 12/01/23 (c)	4,250	4,892,345
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	1,874,538
Series 2016F
5.00%, 9/01/34	5,000	5,833,700
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	5,150	5,606,083

		50,380,033

Puerto Rico - 0.6%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	970	1,073,315
NATL Series 2007V
5.25%, 7/01/29-7/01/35	320	339,844
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	790	862,506
AGC Series 2007N
5.25%, 7/01/34-7/01/36	2,105	2,326,654
AGM Series 2007C
5.25%, 7/01/36	100	110,360

	Principal Amount (000)	U.S. $ Value
NATL Series 2007N
5.25%, 7/01/32	$205	$217,433
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	109,817
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24 (a)	1,144	979,893

		6,019,822

South Carolina - 1.3%
Renewable Water Resources
5.00%, 1/01/24 (a)	1,425	1,557,724
5.00%, 1/01/24	1,145	1,250,947
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/34-12/01/36	2,535	2,964,758
Series 2016B
5.00%, 12/01/37	5,040	5,920,387
Series 2016C
5.00%, 12/01/35	930	1,098,916

		12,792,732

Tennessee - 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	1,410	1,451,750
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23	1,930	2,145,137
5.00%, 7/01/23 (Pre-refunded/ETM) (a)	455	505,328

		4,102,215

Texas - 6.7%
Austin Community College District Public Facility Corp. (Austin Community College District)
Series 2015
5.00%, 8/01/19	1,000	1,000,000
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,196,446
Central Texas Regional Mobility Authority
Series 2015B
5.00%, 1/01/45	2,085	2,151,470
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,092,226
City of Garland TX
Series 2010
5.00%, 2/15/26	500	510,120

	Principal Amount (000)	U.S. $ Value
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	$2,150	$2,407,226
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27 (Pre-refunded/ETM)	2,735	2,973,164
Series 2014C
5.00%, 5/15/24	1,100	1,290,861
Conroe Independent School District
Series 2011
5.00%, 2/15/24-2/15/26	4,955	5,057,240
5.00%, 2/15/24 (Pre-refunded/ETM)	255	260,177
5.00%, 2/15/26 (Pre-refunded/ETM)	1,030	1,050,909
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	4,567,264
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/31	1,000	1,122,260
North Texas Tollway Authority
Series 2011D
5.25%, 9/01/26 (Pre-refunded/ETM) (a)	3,625	3,927,289
North Texas Tollway Authority (North Texas Tollway System)
Series 2017A
5.00%, 1/01/38	3,000	3,320,520
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	1,808,205
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	3,687,339
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015I
5.25%, 11/15/35 (a)(f)(g)(h)	900	630,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
Series 2017B-3
3.875%, 11/15/22 (a)	1,550	1,550,790
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group)
Series 2018A
5.00%, 7/01/30-7/01/31	13,405	16,590,579
Texas Transportation Commission State Highway Fund
Series 2016A
5.00%, 10/01/25	2,865	3,503,293
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	1,070	1,092,588

		68,789,966

	Principal Amount (000)	U.S. $ Value
Virginia - 0.6%
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/25 (Pre-refunded/ETM)	$2,000	$2,052,240
5.00%, 4/01/26 (Pre-refunded/ETM)	4,000	4,104,480

		6,156,720

Washington - 4.9%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	8,559,655
Chelan County Public Utility District No. 1
Series 2011B
5.50%, 7/01/25	3,305	3,556,246
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/23	4,020	4,626,337
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/20	1,220	1,239,679
5.00%, 1/01/20 (Pre-refunded/ETM) (a)	1,280	1,300,326
Port of Seattle WA
5.00%, 4/01/33-4/01/34 (c)	3,000	3,707,400
Series 2013
5.00%, 7/01/24	4,820	5,484,774
State of Washington
Series 2009-2010B
5.00%, 1/01/22	710	721,488
Series 2015R
5.00%, 7/01/26	13,325	15,866,211
Series 2017D
5.00%, 2/01/21	4,985	5,276,772

		50,338,888

West Virginia - 1.8%
State of West Virginia
Series 2018B
5.00%, 12/01/30	14,815	18,735,790

Wisconsin - 1.6%
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	9,520	10,933,310
5.00%, 7/01/24 (Pre-refunded/ETM) (a)	2,480	2,845,378
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.25%, 1/01/38 (a)(b)	2,550	2,757,315

		16,536,003

Total Municipal Obligations (cost $987,684,561)		1,040,067,373

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 2.0%
United States - 2.0%
U.S. Treasury Notes
2.50%, 5/31/20 (d)	$15,000	$15,046,875
2.625%, 2/15/29 (d)	5,000	5,262,500

Total Governments - Treasuries (cost $19,987,520)		20,309,375

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (i)(j)(k) (cost $2,573,718)	2,573,718	2,573,718

Total Investments - 104.2% (cost $1,010,245,799) (l)		1,062,950,466
Other assets less liabilities - (4.2)%		(42,355,237)

Net Assets - 100.0%		$1,020,595,229

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	38,420	6/17/24	1.760%	CPI	#	Maturity	$216,339

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	45,150	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$ (74,959)	$	– 0	–	$(74,959)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	598	$(55,913)	$(77,716)	$21,803
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	69	(6,452)	(6,951)	499
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	40	(3,740)	(5,041)	1,301
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,216	(113,696)	(152,242)	38,546
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	708	(66,198)	(70,215)	4,017
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	38	(3,553)	(3,863)	310
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	471	(43,999)	(47,942)	3,943
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	231	(21,598)	(29,895)	8,297
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	614	(57,409)	(59,104)	1,695

						$(372,558)	$(452,969)	$80,411

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	25,000	9/02/20	1.548%	CPI	#	Maturity	$270,917
Bank of America, NA	USD	25,000	2/02/32	2.403%	CPI	#	Maturity	(1,446,007)
Barclays Bank PLC	USD	4,000	6/15/20	2.480%	CPI	#	Maturity	(348,149)
Barclays Bank PLC	USD	35,000	7/02/20	2.256%	CPI	#	Maturity	(1,833,323)
Barclays Bank PLC	USD	1,500	8/04/20	2.308%	CPI	#	Maturity	(95,155)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	25,256	9/20/20	2.263%	CPI	#	Maturity	$(306,002)
Barclays Bank PLC	USD	24,320	10/15/20	2.208%	CPI	#	Maturity	(258,456)
Barclays Bank PLC	USD	12,934	10/15/20	2.210%	CPI	#	Maturity	(138,101)
Barclays Bank PLC	USD	2,000	11/10/20	2.500%	CPI	#	Maturity	(166,968)
Barclays Bank PLC	USD	1,000	5/04/21	2.845%	CPI	#	Maturity	(136,152)
Barclays Bank PLC	USD	3,000	5/12/21	2.815%	CPI	#	Maturity	(402,000)
Barclays Bank PLC	USD	14,000	4/03/22	2.663%	CPI	#	Maturity	(1,701,834)
Barclays Bank PLC	USD	16,700	10/05/22	2.765%	CPI	#	Maturity	(2,140,012)
Barclays Bank PLC	USD	25,000	8/07/24	2.573%	CPI	#	Maturity	(2,515,977)
Barclays Bank PLC	USD	19,000	5/05/25	2.125%	CPI	#	Maturity	(446,727)
Barclays Bank PLC	USD	5,400	3/06/27	2.695%	CPI	#	Maturity	(910,976)
Barclays Bank PLC	USD	20,000	6/06/32	2.145%	CPI	#	Maturity	(300,948)
Barclays Bank PLC	USD	14,000	9/01/32	2.128%	CPI	#	Maturity	(130,719)
Barclays Bank PLC	USD	22,000	8/29/33	2.368%	CPI	#	Maturity	(1,203,694)
Citibank, NA	USD	17,690	10/17/20	2.220%	CPI	#	Maturity	(190,686)
Citibank, NA	USD	15,600	12/14/20	1.548%	CPI	#	Maturity	273,200
Citibank, NA	USD	35,000	7/03/21	2.283%	CPI	#	Maturity	(543,334)
Citibank, NA	USD	9,000	6/29/22	2.398%	CPI	#	Maturity	(844,990)
Citibank, NA	USD	5,400	7/19/22	2.400%	CPI	#	Maturity	(496,681)
Citibank, NA	USD	4,000	8/10/22	2.550%	CPI	#	Maturity	(428,598)
Citibank, NA	USD	15,500	12/07/22	2.748%	CPI	#	Maturity	(2,055,412)
Citibank, NA	USD	47,000	5/24/23	2.533%	CPI	#	Maturity	(4,852,110)
Citibank, NA	USD	30,000	10/29/23	2.524%	CPI	#	Maturity	(2,870,224)
Citibank, NA	USD	30,000	9/19/24	2.070%	CPI	#	Maturity	(136,310)
Citibank, NA	USD	25,000	7/03/25	2.351%	CPI	#	Maturity	(811,848)
Citibank, NA	USD	15,800	2/08/28	2.940%	CPI	#	Maturity	(3,308,824)
Citibank, NA	USD	12,000	11/05/33	2.273%	CPI	#	Maturity	(451,535)
Deutsche Bank AG	USD	11,000	6/20/21	2.655%	CPI	#	Maturity	(1,321,556)
Deutsche Bank AG	USD	9,800	9/07/21	2.400%	CPI	#	Maturity	(886,277)
Deutsche Bank AG	USD	25,000	9/02/25	1.880%	CPI	#	Maturity	(44,880)
JPMorgan Chase Bank, NA	USD	1,000	7/29/20	2.305%	CPI	#	Maturity	(63,550)
JPMorgan Chase Bank, NA	USD	22,064	8/30/20	2.210%	CPI	#	Maturity	(253,937)
JPMorgan Chase Bank, NA	USD	19,000	8/17/22	2.523%	CPI	#	Maturity	(1,957,533)
JPMorgan Chase Bank, NA	USD	26,550	7/15/24	2.165%	CPI	#	Maturity	(174,675)
JPMorgan Chase Bank, NA	USD	1,400	6/30/26	2.890%	CPI	#	Maturity	(295,659)
JPMorgan Chase Bank, NA	USD	3,300	7/21/26	2.935%	CPI	#	Maturity	(732,429)
JPMorgan Chase Bank, NA	USD	2,400	10/03/26	2.485%	CPI	#	Maturity	(316,296)
JPMorgan Chase Bank, NA	USD	5,400	11/14/26	2.488%	CPI	#	Maturity	(720,779)
JPMorgan Chase Bank, NA	USD	4,850	12/23/26	2.484%	CPI	#	Maturity	(633,997)
JPMorgan Chase Bank, NA	USD	13,000	3/01/27	2.279%	CPI	#	Maturity	(441,367)
JPMorgan Chase Bank, NA	USD	21,350	2/20/28	2.899%	CPI	#	Maturity	(4,283,688)
JPMorgan Chase Bank, NA	USD	12,000	3/26/28	2.880%	CPI	#	Maturity	(2,344,377)
JPMorgan Chase Bank, NA	USD	10,000	7/03/28	2.356%	CPI	#	Maturity	(414,120)
JPMorgan Chase Bank, NA	USD	25,000	11/05/28	2.234%	CPI	#	Maturity	(692,775)
JPMorgan Chase Bank, NA	USD	18,000	4/17/30	2.378%	CPI	#	Maturity	(882,236)
JPMorgan Chase Bank, NA	USD	24,000	11/17/32	2.183%	CPI	#	Maturity	(482,028)
Morgan Stanley Capital Services LLC	USD	2,000	10/14/20	2.370%	CPI	#	Maturity	(135,825)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	13,000	5/23/21	2.680%	CPI	#	Maturity	$(1,550,876)
Morgan Stanley Capital Services LLC	USD	10,000	4/16/23	2.690%	CPI	#	Maturity	(1,209,820)
Morgan Stanley Capital Services LLC	USD	5,000	8/15/26	2.885%	CPI	#	Maturity	(1,055,526)

								$(51,821,841)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $21,029,599 or 2.1% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(f)	Illiquid security.
(g)	Non-income producing security.
(h)	Defaulted.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,040,476 and gross unrealized depreciation of investments was $(52,935,859), resulting in net unrealized appreciation of $1,104,617.

As of July 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$998,438,626		$41,628,747		$1,040,067,373
Governments - Treasuries		– 0	–	20,309,375		– 0	–	20,309,375
Short-Term Investments		2,573,718		– 0	–	– 0	–	2,573,718

Total Investments in Securities		2,573,718		1,018,748,001		41,628,747		1,062,950,466
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	216,339		– 0	–	216,339
Inflation (CPI) Swaps		– 0	–	544,117		– 0	–	544,117
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(74,959)		– 0	–	(74,959)
Credit Default Swaps		– 0	–	(372,558)		– 0	–	(372,558)
Inflation (CPI) Swaps		– 0	–	(52,365,958)		– 0	–	(52,365,958)

Total		$2,573,718		$966,694,982		$41,628,747		$1,010,897,447

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/18	$28,585,155		$28,585,155
Accrued discounts/(premiums)	(239,179)		(239,179)
Realized gain (loss)	(3,853)		(3,853)
Change in unrealized appreciation/depreciation	853,235		853,235
Purchases	10,505,414		10,505,414
Sales	(153,313)		(153,313)
Transfers in to Level 3	2,081,288		2,081,288	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/19	$41,628,747		$41,628,747

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$852,824		$852,824

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$174,860	$172,286	$2,574	$	– 0	–